Shareholder Report, Holdings (Details)	Feb. 28, 2026
C000005558 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000005558 | California
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000005558 | Florida
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000005558 | Texas
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000005558 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000005558 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000005558 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000005558 | Maryland
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000005558 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000005558 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	46.80%
C000005558 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000005558 | Ground Transportation Revenue
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000005558 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000005558 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000005558 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000005558 | Industrial & Pollution Control Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000005558 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000005558 | General Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000005558 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005558 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000117193 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000117193 | California
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000117193 | Florida
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000117193 | Texas
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000117193 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000117193 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000117193 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000117193 | Maryland
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000117193 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000117193 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	46.80%
C000117193 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000117193 | Ground Transportation Revenue
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000117193 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000117193 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000117193 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000117193 | Industrial & Pollution Control Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000117193 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000117193 | General Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000117193 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000117193 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000177208 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000177208 | California
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000177208 | Florida
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000177208 | Texas
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000177208 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000177208 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000177208 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000177208 | Maryland
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000177208 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000177208 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	46.80%
C000177208 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000177208 | Ground Transportation Revenue
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000177208 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000177208 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000177208 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000177208 | Industrial & Pollution Control Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000177208 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000177208 | General Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000177208 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000177208 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	24.30%